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                           NATIONWIDE FAMILY OF FUNDS
                   NATIONWIDE MORLEY CAPITAL ACCUMULATION FUND

                    PROSPECTUS SUPPLEMENT DATED MARCH 5, 2001
                        TO PROSPECTUS DATED MARCH 1, 2001

The disclosure on page 8 of the above noted prospectus regarding the Nationwide Morley Capital Accumulation Fund under the headings "Investment Adviser" and "Portfolio Managers" is deleted and replaced with the following:

INVESTMENT ADVISER

Effective March 5, 2001, Morley Capital Management, Inc. (MCM), 5665 S.W. Meadows Road, Lake Oswego, Oregon 97035, has assumed responsibility for managing the investment of the assets and supervising the daily business affairs of the Nationwide Morley Capital Accumulation Fund. MCM assumed its role as investment adviser to the Fund on March 5, 2001, when the previous investment adviser, Union Bond & Trust Company (UBT), MCM's corporate affiliate, transferred its investment advisory responsibilities to MCM. MCM was organized in 1983 and provides stable value fixed income management services to mutual funds, collective investment trusts, separate investment accounts and tax-qualified retirement plans. As of December 31, 2000, MCM and its affiliates had approximately $9.4 billion in assets under management.

The Nationwide Morley Capital Accumulation Fund pays MCM a management fee which is based on the Fund's average daily net assets. The total management fee paid by the Fund for the fiscal year ended October 31, 2000, expressed as a percentage of the Fund's average daily net assets, and not taking into account any expense waivers, was 0.35%.

Portfolio Managers

EFFECTIVE MARCH 5, 2001, Thomas F. Mitchell and Perpetua M. Phillips are co-portfolio managers of the Fund. Mr. Mitchell, Senior Portfolio Manager and Director of Compliance of MCM, has managed assets for corporate affiliates of MCM, including UBT, since December 1998. Mr. Mitchell co-managed the Fund since it began operations in February 1999 until June 2000 when he became sole portfolio manager. Mr. Mitchell also currently co-manages the Nationwide Morley Enhanced Income Fund, and has done so since that Fund began operations in December 1999. Mr. Mitchell has over twenty years experience with taxable and tax-exempt securities. From 1978 to 1996, he managed investment portfolios for commercial bank affiliates of First Interstate Bancorp. In 1997 and 1998, following First Interstate's merger with Wells Fargo & Co., he was a fixed income trader with Wells Fargo's Institutional Securities Sales and Trading Division.

Ms. Phillips has been named co-portfolio manager of the Fund. Ms. Phillips joined MCM in 1999 and has twelve years of experience in finance and investments, including management of indexed and total return portfolios. In March 2001, Ms. Phillips also began co-managing the Nationwide Morley Enhanced Income Fund. Ms. Phillips has been with MCM since 1999 as a stable value manager. Prior to joining MCM, Ms. Phillips was a portfolio manager with the Fixed Income Management Group of Brundage Story and Rose (1990-1999).


         In addition to the specific changes noted in this Supplement, as March 5, 2001, all other references to the Union Bond & Trust Company (UBT) in the Prospectus should be replaced with Morley Capital Management, Inc. (MCM).

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE.

                           NATIONWIDE FAMILY OF FUNDS

                         NATIONWIDE HIGH YIELD BOND FUND
                              NATIONWIDE BOND FUND
                         NATIONWIDE TAX-FREE INCOME FUND
                         NATIONWIDE GOVERNMENT BOND FUND
                     NATIONWIDE MORLEY ENHANCED INCOME FUND
                          NATIONWIDE MONEY MARKET FUND

                    PROSPECTUS SUPPLEMENT DATED MARCH 5, 2001
                        TO PROSPECTUS DATED MARCH 1, 2001

The disclosure on pages 26 and 27 of the above noted prospectus regarding the Nationwide Morley Enhanced Income Fund under the heading "Investment Advisers - Nationwide Morley Enhanced Income Fund" is deleted and replaced with the following:

NATIONWIDE MORLEY ENHANCED INCOME FUND

Effective March 5, 2001, Morley Capital Management, Inc. (MCM), 5665 S.W. Meadows Road, Lake Oswego, Oregon 97035, has assumed responsibility for managing the investment of the assets and supervising the daily business affairs of the Nationwide Morley Enhanced Income Fund. MCM assumed its role as investment adviser to the Fund on March 5, 2001, when the previous investment adviser, Union Bond & Trust Company (UBT), MCM's corporate affiliate, transferred its investment advisory responsibilities to MCM. MCM was organized in 1983 and provides stable value fixed income management services to mutual funds, collective investment trusts, separate investment accounts and tax-qualified retirement plans. As of December 31, 2000, MCM and its affiliates had approximately $9.4 billion in assets under management.

The Nationwide Morley Enhanced Income Fund pays MCM a management fee, which is based on the Fund's average daily net assets. The management fee payable by the Fund expressed as a percentage of the Fund's average daily net assets is 0.35%.

Portfolio Managers
NATIONWIDE MORLEY ENHANCED INCOME FUND

Effective March 5, 2001, Thomas F. Mitchell and Perpetua M. Phillips are co-portfolio managers of the Fund. Mr. Mitchell, Senior Portfolio Manager and Director of Compliance of MCM, has managed assets for corporate affiliates of MCM, including UBT, since December 1998. Mr. Mitchell co-managed the Fund since it began operations in December 1999 until June 2000 when he became sole portfolio manager. Mr. Mitchell also currently co-manages the Nationwide Morley Capital Accumulation Fund, and has done so since that Fund began operations in February 1999. Mr. Mitchell has over twenty years experience with taxable and tax-exempt securities. From 1978 to 1996, he managed investment portfolios for commercial bank affiliates of First Interstate Bancorp. In 1997 and 1998, following First Interstate's merger with Wells Fargo &

Co., he was a fixed income trader with Wells Fargo's Institutional Securities Sales and Trading Division.

Ms. Phillips has been named co-portfolio manager of the Fund. Ms. Phillips joined MCM in 1999 and has twelve years of experience in finance and investments, including management of indexed and total return portfolios. In March 2001, Ms. Phillips also began co-managing the Nationwide Morley Capital Accumulation Fund. Ms. Phillips has been with MCM since 1999 as a stable value manager. Prior to joining MCM, Ms. Phillips was a portfolio manager with the Fixed Income Management Group of Brundage Story and Rose (1990-1999).


         In addition to the specific changes noted in this Supplement, as March 5, 2001, all other references to the Union Bond & Trust Company (UBT) in the Prospectus should be replaced with Morley Capital Management, Inc. (MCM).

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.